Summary Of Significant Accounting Policies (Narrative) (Details) (USD $)	12 Months Ended				0 Months Ended		6 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 22, 2012 Asset Acquisition [Member]	Jun. 13, 2012 Asset Acquisition [Member]	Jun. 30, 2013 Asset Acquisition [Member]
Accounting Policies [Abstract]
Cash equivalents	$ 60,400,000	$ 45,400,000
Cash identified for setting accrued payable to retailer partners	91,800,000	82,000,000
Convertible note payable, face value	200,000,000.0
Interest rate, per year	4.00%
Advertising Costs	13,500,000	15,900,000	15,400,000
Share-based payment award vesting period, years	4 years
Prior Period Reclassification Adjustment	17,100,000			17,100,000
Business Acquisition [Line Items]
Cash purchase price					100,000,000	100,000,000.0
Retroactive adjustment to goodwill							$ 14,766,000